Note 9 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2014	2013
	(In Thousands)
Current:
Federal	$181	$(72)
State	2	1
	183	(71)

Deferred:
Federal	(187)	205
State	-	-
	(187)	205
Total income tax (benefit) expense	$(4)	$134

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2014	2013
	% of	% of
	Income	Income
Federal income tax at statutory rate	34.0%	34.0%
Increase (decrease) in tax resulting from:
Tax-exempt income	(38.0)	(23.2)
Other	3.5	(0.2)
Effective tax rates	(0.5)%	10.6%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2014	2013
	(In Thousands)
Deferred tax assets:
Allowance for loan losses	$816	$800
Deferred compensation	243	220
Impairment of operating lease	9	24
Write-down of securities	10	10
Write-down of OREO	17	-
Restricted stock awards	7	16
Charitable contribution carryover	120	93
Other	123	80
Alternative minimum tax carryforward	634	413
Net unrealized holding loss on available-for-sale securities	-	853
Gross deferred tax assets	1,979	2,509

Deferred tax liabilities:
Depreciation	(307)	(250)
Deferred loan costs/fees	(437)	(413)
Mortgage servicing rights	(536)	(481)
Net unrealized holding gain on available-for-sale securities	(12)	-
Gross deferred tax liabilities	(1,292)	(1,144)
Net deferred tax asset	$687	$1,365